Derivative Instruments and Hedging Activities - Additional Information (Details) $ in Millions	Jun. 30, 2017 USD ($) agreement	Dec. 31, 2016 USD ($)
Derivative [Line Items]
Restricted cash - current and - long-term	$ 108.2	$ 117.0
Interest rate swaption agreements
Derivative [Line Items]
Number of interest rate derivatives held | agreement	1
Interest rate swaps and cross currency swaps agreement
Derivative [Line Items]
Fair value of derivative asset	$ 0.5
Fair value of derivative liability	95.5
Restricted cash - current and - long-term	30.4	37.8
Toledo Spirit time-charter derivative
Derivative [Line Items]
Derivative fair value, net	$ 2.2	$ 2.1